Group Income Statement - (Unaudited) - GBP (£) £ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Income Statement [Abstract]
Revenue	[1]	£ 12,170	£ 11,636	£ 24,492
Raw materials and consumables used		(2,211)	(2,355)	(4,664)
Changes in inventories of finished goods and work in progress		148	76	114
Employee benefit costs		(1,475)	(1,409)	(3,005)
Depreciation, amortisation and impairment costs		(521)	(437)	(1,038)
Other operating income		29	32	85
Loss on reclassification from amortised cost to fair value				(3)
Other operating expenses		(3,760)	(3,105)	(6,668)
Profit from operations		4,380	4,438	9,313
Net finance costs		(773)	(701)	(1,381)
Finance income		33	62	103
Finance costs		(806)	(763)	(1,484)
Share of post-tax results of associates and joint ventures		258	232	419
Profit before taxation		3,865	3,969	8,351
Taxation on ordinary activities		(971)	(1,193)	(2,141)
Profit for the period		2,894	2,776	6,210
Attributable to:
Owners of the parent		2,814	2,690	6,032
Non-controlling interests		80	86	178
Profit for the period		£ 2,894	£ 2,776	£ 6,210
Earnings per share
Basic		£ 1.232	£ 1.177	£ 2.640
Diluted		£ 1.228	£ 1.174	£ 2.632

[1]	Revenue is net of duty, excise and other taxes of £18,607 million and £18,250 million for the six-months ended 30 June 2019 and 2018 respectively, and £38,553 million for the year ended 31 December 2018.